6. STOCKHOLDER'S EQUITY (Tables)	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Related Parties
Name of related parties	Relationship with the Company
Mr. Wenyi Yu	Chief Executive Officer, and Chairman of the Board of the Company
Ms. Keren Zhao	Stockholder, Director of the Board of the Company

Additional Paid in Capital
	September 30, 2015	September 30, 2014
Cash contributed by Mr. Wenyi Yu	$117,695	$54,085
Cash contributed by Ms. Keren Zhao	—	98,000
Unpaid salary forgiven by Mr. Wenyi Yu	20,000	8,564
Unpaid salary forgiven by Ms. Keren Zhao	8,000	12,000
Expenses paid out of pocket by Mr. Wenyi Yu	23,318	92,137
Total	$169,013	$264,786